AFL CIO HOUSING INVESTMENT TRUST

Item 1. Schedule of Investments

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

FHA Permanent Securities (1.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Multifamily	2.50%	Apr-2063	$5,630	$5,638	$4,427
	3.65%	Dec-2037	7,023	7,105	6,988
	3.72%	Feb-2062	4,372	4,382	3,856
	3.90%	Mar-2062	3,049	3,052	2,718
	4.00%	Dec-2053	59,076	59,051	55,937
	4.10%	Dec-2060	21,223	21,242	19,045
	4.70%	May-2053	4,455	4,621	3,535
	5.17%	Feb-2050	7,229	7,656	7,085
	5.60%	Jun-2038	1,908	1,910	1,905
	5.80%	Jan-2053	1,891	1,898	1,892
	5.87%	May-2044	1,537	1,537	1,535
	5.89%	Apr-2038	3,598	3,600	3,592
	6.40%	Aug-2046	3,395	3,396	3,393
	6.60%	Jan-2050	3,095	3,111	3,080
Total FHA Permanent Securities			$127,481	$128,199	$118,988

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Ginnie Mae Securities (25.2% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$868	$874	$830
	4.50%	Aug-2040	477	484	465
	5.50%	Jan-2033 - Jun-2037	725	725	736
	6.00%	Jan-2032 - Aug-2037	473	473	486
	6.50%	Jul-2028	27	27	28
	7.00%	Apr-2026 - Jan-2030	215	215	220
	7.50%	Aug-2025 - Aug-2030	94	94	95
	8.00%	Sep-2026 - Nov-2030	97	97	99
	8.50%	Aug-2024 - Aug-2027	16	16	16
			2,992	3,005	2,975

Multifamily	1.90%	Feb-2061	22,712	20,602	13,142
	1.95%	Mar-2064	37,330	36,870	29,411
	1.95%	Mar-2064	33,911	34,353	26,821
	2.00%	Oct-2062	52,581	54,271	40,742
	2.00%	Apr-2063	51,002	51,821	40,234
	2.00%	Apr-2063	48,246	49,209	37,655
	2.00%	Jul-2063	44,070	44,446	34,846
	2.00%	Oct-2063	41,823	41,433	32,329
	2.00%	Apr-2062-Mar-2064	298,421	301,659	228,934
	2.08%	Nov-2056	50,619	52,434	42,187
	2.15%	May-2056	406	405	395
	2.20%	Jun-2056	810	808	772
	2.25%	Dec-2048	2,652	2,634	2,458
	2.30%	Mar-2056-Oct-2056	3,007	2,981	2,830
	2.31%	Nov-2051	7,076	7,076	6,233
	2.32%	Sep-2060	26,299	27,615	22,353
	2.35%	Nov-2056-Feb-2061	27,432	28,219	22,813
	2.37%	Jan-2053	21,200	21,327	18,871
	2.40%	Aug-2047-Dec-2057	18,230	18,623	15,031
	2.45%	Apr-2062	14,345	14,564	11,975
	2.50%	Dec-2052-Jan-2061	52,115	52,870	43,796
	2.58%	May-2063	28,176	29,037	23,020
	2.60%	Dec-2055-Jun-2059	8,302	8,324	7,554
	2.62%	Feb-2063	13,599	14,069	11,204
	2.64%	Jan-2063	17,989	18,488	15,006
	2.65%	Oct-2062	6,311	6,457	5,294
	2.67%	Mar-2062	34,475	35,236	29,293
	2.70%	May-2048-Jul-2058	4,741	4,741	4,509
	2.72%	Feb-2044	85	87	83
	2.74%	Apr-2057	23,186	25,036	20,296
	2.75%	Apr-2063	21,403	22,243	17,843
	2.78%	Aug-2058	10,353	11,191	9,084
	2.79%	Apr-2049	4,327	4,360	4,012
	2.80%	Feb-2053	60,000	57,388	45,870
	2.80%	Dec-2059	4,174	4,122	4,015
	2.82%	Apr-2050	665	676	633
	2.94%	Nov-2059	46,231	51,081	39,984
	2.98%	Jun-2063	31,441	32,514	26,556
	3.00%	May-2062	58,721	63,185	50,235
	3.03%	Jan-2056	29,280	31,020	26,292
	3.05%	May-2054	11,545	11,588	10,049
	3.17%	Aug-2059	33,506	36,823	29,622
	3.25%	Sep-2054-Apr 2059	47,560	46,324	45,043
	3.27%	Apr-2046	23,319	24,426	20,784
	3.30%	Sep-2060	7,317	7,485	6,654
	3.33%	May-2055	6,713	6,402	6,000
	3.34%	Sep-2059	16,428	16,715	15,079
	3.35%	Mar-2044	8,043	7,781	7,792
	3.36%	May-2061	50,338	55,578	44,979
	3.38%	Jan-2060	57,466	57,471	52,772
	3.39%	Feb-2059	13,767	14,011	12,772
	3.41%	Sep-2061	40,831	42,313	37,118
	3.43%	Nov-2061	51,574	53,084	46,115
	3.50%	Sep-2052-Jan-2054	5,501	5,562	5,322
	3.53%	Apr-2042	14,881	15,246	14,168
	3.60%	Jun-2057	13,154	13,571	12,615
	3.60%	Apr-2061	33,075	34,074	30,117
	3.62%	Dec-2057	27,548	27,984	26,107
	3.63%	Dec-2045	8,084	7,829	7,833
	3.65%	Oct-2058	9,932	10,068	9,443
	3.67%	Nov-2035	12,025	12,274	11,696
	3.74%	Aug-2059	15,121	15,387	14,275
	3.75%	Nov-2060	10,968	11,287	10,156
	3.78%	Aug-2060	38,392	38,650	35,524
	3.92%	Aug-2039	37,557	39,099	36,435
	4.00%	Nov-2057	24,082	25,013	22,385
	4.10%	May-2051	3,666	3,929	3,571
	4.35%	Dec-2060	2,230	2,268	2,149
	4.37%	Feb-2034	22,134	23,712	21,189
	4.45%	Jun-2055	2,411	2,331	2,405
	4.53%	Jan-2061	14,500	14,913	14,043
	4.63%[1]	Sep-2037	1,500	1,471	1,501
	4.90%[1]	Mar-2044	1,000	992	1,000
	5.25%	Apr-2037	15,290	15,286	15,257
			1,939,204	1,984,422	1,646,581

Total Ginnie Mae Securities			$1,942,196	$1,987,427	$1,649,556

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.3% of net assets)

	Permanent	Construction	Maturity Date		Unfunded Commitments[3]	Face Amount	Amortized Cost	Value

Multifamily	2.25%	4.10%	Apr-2064		$36,596	$29,333	$31,337	$13,990
	2.59%	3.59%	Aug-2064		20,323	21,989	22,919	13,635
	3.05%	3.05%	Dec-2063	(Level 3)	39,350	65,394	66,430	58,734
	3.24%	3.24%	Jan-2064		1,296	25,135	25,663	21,279
	3.60%	5.70%	Dec-2063		259	4,649	4,815	4,095
	3.69%	4.75%	Nov-2063		1,291	11,212	11,377	9,859
	3.75%	5.35%	Jan-2064		290	5,512	5,704	4,922
	4.08%	4.08%	Feb-2064		672	14,754	15,093	13,522
	4.14%	4.14%	Sep-2063		—	11,197	11,397	10,380
	5.17%	8.75%	Jul-2064		280	10,470	10,599	10,841
	5.34%	9.75%	Aug-2065		20,932	25	758	1,000
	5.90%	5.90%	Aug-2065		4,085	25	135	235
	5.92%	5.92%	May-2065- Jan-2066		4,495	17,984	17,156	19,484
	6.10%	7.65%	Aug-2065		2,009	162	227	344
	6.15%	6.15%	Apr-2065- Aug-2065		5,871	28,501	29,230	31,176
Total Ginnie Mae Construction Securities					$137,749	$246,342	$252,840	$213,496

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Fannie Mae Securities (44.5% of net assets)

	Interest Rate[4]		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value

Single Family	2.50%		May-2050 - Jan-2052	$—	$109,185	$113,142	$90,931
	2.50%		Jan-2052	—	42,660	42,809	35,665
	3.00%		Apr-2031 - Mar-2052	—	126,635	130,889	110,588
	3.00%		Oct-2051	—	42,304	44,249	36,625
	3.50%		Jan-2042 - Feb-2052	—	91,719	94,291	83,353
	3.50%		Jan-2052	—	35,880	36,747	32,136
	4.00%		Jul-2024 - Jul-2052	—	44,452	45,064	41,815
	4.00%		Jun-2052	—	32,426	32,026	30,125
	4.50%		May-2024 - Oct-2052	—	121,295	120,655	116,536
	4.76%	12M SOFR+227	Apr-2034	—	332	336	338
	5.00%		May-2034 - Feb-2054	—	130,372	131,088	128,019
	5.23%	1Y UST+223	May-2033	—	109	109	110
	5.50%		Sep-2032 - Feb-2054	—	86,332	86,158	86,279
	5.68%	1M SOFR+36	Mar-2037	—	87	86	85
	5.74%	12M SOFR+221	Jul-2033	—	96	96	97
	5.75%	1M SOFR+43	Jun-2037	—	426	426	420
	5.82%	12M SOFR+224	Feb-2045	—	1,565	1,587	1,595
	5.83%	1M SOFR+51	Apr-2037	—	201	201	198
	5.86%	6M SOFR+204	Aug-2033	—	104	103	105
	5.87%	12M SOFR+234	Nov-2034	—	124	125	126
	5.89%	1M SOFR+57	Oct-2042	—	1,258	1,261	1,238
	5.91%	12M SOFR+241	Oct-2042	—	1,148	1,165	1,176
	5.93%	1M SOFR+61	Jun-2042	—	2,782	2,784	2,746
	5.97%	1Y UST+222	Jul-2033	—	231	231	234
	5.98%	1M SOFR+66	Mar-2042	—	1,482	1,483	1,467
	6.00%		Nov-2028 - Apr-2054	—	67,642	68,205	68,504
	6.03%	1M SOFR+71	Oct-2043	—	2,949	2,959	2,922
	6.04%	1Y UST+220	Aug-2033	—	299	299	302
	6.22%	1Y UST+222	Aug-2033	—	114	114	116
	6.50%		Sep-2028 - Nov-2053	—	19,538	19,415	20,059
	7.00%		Sep-2027 - May-2032	—	368	368	379
	7.39%	6M SOFR+198	Nov-2033	—	569	569	575
	7.50%		Mar-2030 - Jun-2030	—	3	3	3
	8.00%		Aug-2030 - May-2031	—	28	28	29
				—	964,715	979,071	894,896

Multifamily	1.06%		Dec-2027	—	20,840	20,844	18,246
	1.17%		Aug-2030 - Nov-2030	—	34,240	34,242	27,623
	1.22%		Aug-2028 - Jul-2030	—	35,610	35,673	29,612
	1.25%		Jul-2030	—	37,950	38,027	30,927
	1.26%		Jan-2031	—	24,907	24,903	20,347
	1.27%		Jul-2030	—	14,235	14,297	11,645
	1.31%		Aug-2030	—	4,304	4,342	3,545
	1.32%		Aug-2030	—	21,000	21,171	17,293
	1.38%		Jul-2030	—	10,500	10,587	8,650
	1.41%		Jul-2030	—	3,149	3,169	2,634
	1.46%		Jul-2030	—	7,199	7,259	6,045
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,509	12,512
	1.50%		Aug-2030	—	1,115	1,132	936
	1.52%		Jul-2032	—	14,158	14,240	11,267
	1.53%		Jul-2032	—	10,500	10,608	8,400
	1.55%		Jul-2032	—	20,231	20,439	16,270
	1.57%		Aug-2037	—	45,843	46,006	32,874
	1.57%		Jan-2031	—	21,872	21,920	18,075
	1.58%		Oct-2031	—	57,950	58,131	46,188
	1.65%		Jul-2030	—	1,208	1,226	1,024
	1.71%		Sep-2035 - Nov-2035	—	25,605	25,837	18,938
	1.74%		Mar-2033	—	6,160	6,220	4,836
	1.76%		Aug-2031 - Dec-2036	—	52,569	52,689	42,647
	1.77%		Sep-2035	—	3,270	3,322	2,434
	1.82%		Jul-2035	—	4,489	4,517	3,467
	1.88%		Nov-2031	—	25,400	25,424	20,723
	2.00%		Apr-2031	—	18,000	18,409	15,150
	2.09%		May-2032 - Jul-2050	—	21,792	21,996	16,204
	2.16%		Sep-2050	—	14,200	14,344	8,221
	2.21%		Nov-2039	—	45,530	45,530	33,485
	2.33%		Nov-2029 - Feb-2030	—	17,713	17,737	15,610
	2.41%		Apr-2051	—	3,628	3,662	2,587
	2.43%		Nov-2031	—	18,655	18,660	15,953
	2.46%		Aug-2026 - Jan-2038	—	35,099	35,165	32,039
	2.47%		Dec-2051	—	13,064	13,233	9,405
	2.49%		Dec-2026 - Nov-2031	—	26,606	26,638	23,960
	2.53%		Jan-2030	—	20,550	20,627	18,162
	2.55%		Sep-2026 - Mar-2030	—	25,097	25,134	23,039
	2.56%		Jul-2038 - Dec-2051	—	12,270	12,297	8,963
	2.57%		Mar-2042	—	25,155	25,165	18,122
	2.59%		Mar-2040	—	6,500	6,500	5,073
	2.61%		Nov-2026	—	9,742	9,758	9,169
	2.67%		Aug-2029	—	37,700	37,858	34,341
	2.70%		Nov-2025	—	13,889	13,890	13,370

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Fannie Mae Securities (44.5% of net assets)

Interest Rate[4]		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value
2.76%		Oct-2031	—	10,189	10,277	9,036
2.85%		Aug-2031	—	8,760	8,788	7,745
2.91%		Jun-2031	—	25,000	25,071	22,361
2.92%		Apr-2028	—	15,120	15,138	14,160
2.92%		Jun-2027	—	63,670	63,684	60,273
2.93%		Apr-2038	—	58,009	58,055	50,432
2.94%		Jun-2027 - Jul-2039	—	28,688	28,707	27,150
2.96%		Sep-2034	—	20,000	20,518	16,928
2.97%		Sep-2034	—	12,685	12,823	10,995
2.99%		Jun-2025	—	2,473	2,474	2,406
3.00%		May-2027	—	6,158	6,161	5,829
3.01%		Apr-2052	—	7,261	7,265	5,584
3.02%		Jun-2027	—	3,483	3,485	3,310
3.04%		Apr-2030	—	24,264	24,293	22,339
3.05%		Apr-2030	—	24,868	24,878	22,912
3.12%		Apr-2030	—	12,239	12,241	11,255
3.13%		May-2026	—	3,084	3,092	2,989
3.14%		Apr-2029	—	7,383	7,389	6,907
3.17%		Jun-2029	—	22,345	22,395	20,840
3.18%		May-2035	—	8,420	8,488	7,713
3.21%		May-2030	—	6,203	6,237	5,733
3.24%		May-2052	—	6,305	6,425	4,995
3.30%		May-2029	—	3,504	3,573	3,333
3.31%		Oct-2027	—	14,590	14,615	13,931
3.36%		Oct-2029	—	10,137	10,138	9,565
3.40%		Oct-2026	—	2,637	2,638	2,546
3.42%		Apr-2035	—	4,870	4,912	4,368
3.63%		Jul-2035	—	20,756	20,773	18,827
3.68%		Jul-2028	—	11,723	11,927	11,192
3.70%		Oct-2033	—	19,865	19,917	18,447
3.91%		Aug-2032	—	26,250	26,498	24,889
4.05%		Jun-2030	—	10,632	10,530	10,300
4.31%		Jun-2033	—	8,587	8,610	8,360
4.32%		Mar-2028	—	41,708	41,802	41,178
4.37%		Jun-2033	—	21,805	21,829	21,334
4.40%		Jan-2034	—	3,815	3,697	3,736
4.48%		Jul-2030	—	20,915	20,915	20,741
4.52%		Sep-2033	—	11,361	11,262	11,234
4.55%		Jul-2030	—	10,699	10,719	10,649
4.56%		Feb-2028	—	29,835	29,883	29,585
4.62%		Feb-2034	—	7,430	7,361	7,399
4.69%		Jun-2035	—	483	490	473
4.74%		Sep-2033	—	13,405	13,438	13,478
4.76%		Sep-2030	—	7,757	7,760	7,814
4.80%		Oct-2052	—	12,250	12,286	11,542
4.82%		Jul-2030- Feb 2034	—	16,035	16,119	16,212
4.85%		Jan-2034	—	2,801	2,811	2,842
4.88%		Jul-2030	—	11,665	11,840	11,824
4.96%		Aug-2033	—	3,465	3,465	3,468
5.00%		Sep-2033	—	15,366	15,399	15,759
5.02%		Dec-2033	—	5,222	5,190	5,366
5.05%		Oct-2030	—	14,596	14,664	14,953
5.06%		Dec-2032- Feb 2034	—	50,804	52,278	52,229
5.13%		Sep-2028	—	14,584	14,737	14,865
5.16%		Oct-2030	—	8,020	8,092	8,260
5.24%		Nov-2028	—	9,817	10,024	10,056
5.30%		Aug-2029 - Sep-2033	—	6,838	6,897	7,043
5.31%		Nov-2028	—	34,346	35,060	35,298
5.35%		Dec-2032	—	11,922	12,525	12,485
5.36%		Nov-2028	—	6,503	6,666	6,692
5.47%		Nov-2033	—	6,140	6,231	6,524
5.50%		Jan-2029	—	10,500	10,847	10,895
5.52%	1M SOFR+20	Nov-2031	—	40,944	40,947	40,067
5.52%		Oct-2033	—	3,860	3,953	4,096
5.53%	1M SOFR+21	Mar-2031	—	23,855	23,855	23,374
5.61%	1M SOFR+29	Feb-2029	—	20,000	20,003	19,617
5.69%		Jun-2041	—	4,048	4,121	4,066
5.72%	1M SOFR+40	Feb-2028	—	29,890	29,890	29,457
5.74%	1M SOFR+42	Mar-2028	—	37,634	37,633	37,106
5.75%		Jun-2041	—	1,967	2,007	1,994
5.77%	1M SOFR+45	Jan-2028	—	22,425	22,425	22,142
5.78%	1M SOFR+46	Dec-2027	—	17,634	17,634	17,421
5.79%	1M SOFR+47	Jun-2029	—	70,000	70,013	69,889
5.81%	1M SOFR+49	May-2032	—	28,526	28,529	28,525
5.84%	1M SOFR+52	Jun-2032	—	30,975	30,975	30,970
5.87%		Dec-2035	—	6,609	7,175	7,257
5.96%		Jan-2029	—	177	178	177
5.99%		Dec-2028	—	6,391	6,679	6,733
6.01%	1M SOFR+69	May-2029	—	17,364	17,367	17,377
6.01%	1M SOFR+69	Jun-2029	—	41,302	41,302	41,337
6.10%	1M SOFR+78	Oct-2033	—	12,400	12,404	12,403

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Fannie Mae Securities (44.5% of net assets)

	Interest Rate[4]		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value
	6.14%	1M SOFR+82	Jan-2028	—	3,750	3,752	3,746
	6.17%	1M SOFR+85	Nov-2032	—	15,800	15,804	15,778
				—	2,240,715	2,251,285	2,035,127
Forward Commitments	2.58%		Jul-2040	11,700	—	—	(2,907)
	2.59%		Feb-2039	24,000	—	—	(5,750)
	2.72%		Jul-2040	27,794	—	278	(6,694)
	4.47%		Jul-2041	10,058	—	—	(1,000)
				73,552	—	278	(16,351)

Total Fannie Mae Securities				$73,552	$3,205,430	$3,230,634	$2,913,672

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Freddie Mac Securities (8.4% of net assets)

	Interest Rate[4]		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value

Single Family	2.50%		Jan-2043 - Aug-2046	$—	$5,188	$5,240	$4,462
	3.00%		Aug-2042 - Sep-2046	—	21,549	21,879	19,336
	3.50%		Jan-2026 - Oct-2046	—	39,260	39,986	36,214
	4.00%		Nov-2024 - Aug-2047	—	37,295	38,524	35,306
	4.50%		Jan-2038 - Dec-2044	—	10,058	10,398	9,844
	5.00%		Jun-2026 - Mar-2041	—	1,563	1,560	1,575
	5.35%	1Y UST+223	Jun-2033	—	25	25	26
	5.50%		Apr-2033 - Jul-2038	—	1,329	1,328	1,363
	5.73%	1M SOFR+41	Feb-2036	—	186	186	184
	5.76%	1M SOFR+44	May-2037	—	65	65	64
	5.78%	1M SOFR+46	Jan-2043 - Apr-2036	—	1,895	1,896	1,856
	5.83%	1M SOFR+51	Aug-2043	—	1,738	1,738	1,706
	5.91%	1M SOFR+59	Oct-2040	—	1,312	1,311	1,288
	5.93%	1M SOFR+61	Oct-2040 - Jun-2044	—	4,628	4,631	4,567
	5.98%	1M SOFR+66	Nov-2040	—	1,188	1,194	1,173
	6.00%		Dec-2033 - Oct-2037	—	2,025	2,033	2,091
	6.02%	12M SOFR+250	Jul-2035	—	90	90	91
	6.10%	1M SOFR+78	Aug-2037	—	1,426	1,435	1,426
	6.34%	1Y UST+223	Oct-2033	—	114	114	115
	6.50%		Apr-2028 - Nov-2037	—	261	264	276
	7.00%		Apr-2028 - Mar-2030	—	14	13	14
	7.50%		Aug-2029 - Apr-2031	—	12	12	12
	8.50%		Jul-2024	—	1	1	1
				—	131,222	133,923	122,990

Multifamily	2.04%		May-2050	—	19,602	20,029	13,623
	2.38%		Feb-2034	—	42,968	43,136	35,682
	2.40%		Jun-2031	—	7,444	7,500	6,458
	2.42%		Jun-2031	—	11,768	11,868	10,223
	3.28%		Dec-2029	—	15,479	15,569	14,336
	3.34%		Dec-2029	—	9,194	9,260	8,539
	3.35%		Oct-2033	—	33,450	33,353	30,523
	3.50%		Jan-2026	—	16,568	16,580	16,115
	3.60%		Apr-2030	—	24,000	24,334	22,468
	3.68%		Oct-2025	—	10,000	10,014	9,750
	4.25%		Jan-2028	—	93,650	92,906	91,768
	4.36%		Dec-2029	—	9,198	9,151	9,047
	4.83%		Jan-2039	—	9,912	10,001	9,814
	4.90%		Dec-2032	—	10,207	10,187	10,083
	5.52%	1M SOFR+20	Aug-2031	—	18,640	18,640	18,441
	5.56%	1M SOFR+22	Dec-2030	—	55,521	55,522	54,989
	5.57%	1M SOFR+25	Dec-2030	—	11,787	11,787	11,704
	5.62%	1M SOFR+30	Dec-2030	—	12,245	12,245	12,178
	5.68%	1M SOFR+36	Oct-2030	—	4,443	4,443	4,410
	5.69%	1M SOFR+37	Nov-2030	—	8,849	8,849	8,809
	5.70%	1M SOFR+23	Jul-2027	—	3,865	3,866	3,868
	5.76%	1M SOFR+44	Oct-2030	—	2,518	2,518	2,505
	6.04%	1M SOFR+72	Jul-2027	—	24,999	25,102	25,032
				—	456,307	456,860	430,365

Forward Commitments	3.86%		May-2040	27,450	—	—	(2,182)
				27,450	—	—	(2,182)

Total Freddie Mac Securities				$27,450	$587,529	$590,783	$551,173

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (6.5% of net assets)

		Interest Rates[2]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value

Multifamily	Illinois Housing Development Auth	—	0.40%	Dec-2024	$470	$470	$460
	Illinois Housing Development Auth	2.06%	—	Jan-2042	26,895	26,898	19,540
	Illinois Housing Development Auth	2.07%	—	Jul-2041	84,895	84,895	59,446
	Mass Housing	2.60%	—	Jun-2063	26,250	26,250	15,693
	Illinois Housing Development Auth	2.65%	—	Jul-2062	21,300	21,329	13,549
	NYC Housing Development Corp	2.95%	—	Nov-2041 - Nov-2045	11,275	11,275	9,626
	NYC Housing Development Corp	3.05%	—	Nov-2046	13,000	13,000	9,148
	NYC Housing Development Corp	3.10%	—	Oct-2046	20,027	20,027	16,875
	NYC Housing Development Corp	3.25%	—	May-2050	10,240	10,240	8,193
	Connecticut Housing Finance Auth	3.25%	—	Nov-2049	11,845	11,870	9,432
	Mass Housing[5]	3.30%	—	Dec-2059	8,340	8,345	6,049
	NYC Housing Development Corp	3.35%	—	Nov-2054	20,000	20,000	15,626
	NYC Housing Development Corp	3.45%	—	May-2059	20,000	20,000	15,874
	NYC Housing Development Corp	3.75%	—	May-2035	3,200	3,200	3,185
	Mass Housing[5]	3.85%	—	Dec-2058	9,390	9,387	7,258
	NYC Housing Development Corp	3.95%	—	Nov-2043	12,800	12,800	12,467
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	9,315	9,315	8,941
	NYC Housing Development Corp	4.13%	—	Nov-2040 - Nov-2053	13,305	13,305	12,901
	NYC Housing Development Corp	4.30%	—	Nov-2045	3,000	3,000	3,006
	Chicago Housing Authority	4.36%	—	Jan-2038	25,000	25,000	23,346
	MassHousing	4.50%	—	Jun-2056	45,000	45,000	44,044
	MassHousing	4.50%	—	Dec-2065	30,060	30,092	29,032
	Mass Housing[5]	4.90%	—	Jun-2066	26,645	26,682	26,919
	Mass Housing[5]	5.11%	—	Jun-2066	53,425	53,466	55,089

Total State Housing Finance Agency Securities					$505,677	$505,846	$425,699

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Other Mutifamily Investments (2.9% of net assets)

		Interest Rates[2,4]				Unfunded
	Issuer	Permanent	Construction		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value

Direct Loans	Peregrine Apartments (Level 3)	—	3.60%		Jun-2024 - Dec-2024	378	21,247	21,260	21,080
	The Crest Apartments (Level 3)	—	3.75%		Dec-2023 - Jun-2024	1,434	9,443	9,440	9,328
	Ladder 260 - Tax Exempt (Level 3)	—	4.04%		Nov-2025	755	7,406	7,391	7,139
	99 Ocean (Level 3)	—	4.05%		Oct-2024	1,405	50,596	50,432	49,732
	Hudson Exchange (Level 3)	—	5.50%		Jun-2027	42,857	7,143	7,044	7,659
	400 Lake Shore Drive (Level 3)	—	7.26%	80% Daily SOFR+300	Dec-2058[6]	39,276	10	(283)	140
	Soul (Level 3)	—	7.07%	1M SOFR+225	Apr-2025	—	24,750	24,630	24,611
	San Cristina (Level 3)	—	7.42%	1M SOFR+260	Sep-2024	900	16,572	16,507	16,499
	Soul (Level 3)	—	7.92%	1M SOFR+285	Apr-2025	9,412	3,089	2,988	3,081
	311 W 42nd Street (Level 3)	—	8.22%	1M Term SOFR+311	Nov-2024	19,102	30,898	30,795	30,901
	Granada (Level 3)	—	11.17%	1M SOFR+635	Jul-2024	—	13,000	13,000	12,973
						115,519	184,154	183,204	183,143

Forward Commitments	400 Lake Shore Drive (Level 3)	—	7.26%	80% Daily SOFR+300	Dec-2053[6]	15,714	—	(116)	52
	Landmark Towers (Level 3)	—	7.71%		Jun-2027	18,660	—	(93)	(27)
						34,374	—	(209)	25

Privately Insured Construction/Permanent Mortgages[7]	Illinois Housing Development Auth	6.20%	—		Dec-2047	—	2,795	2,802	2,774
	Illinois Housing Development Auth	6.40%	—		Nov-2048	—	853	861	847
						—	3,648	3,663	3,621

Total Other Multifamily Investments						$149,893	$187,802	$186,658	$186,789

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (0.1% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Citigroup	3.62%	Jul-2047	$8,000	$8,149	$7,938
Total Commercial Mortgage Backed Securities			$8,000	$8,149	$7,938

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

United States Treasury Securities (3.9% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

	1.75%	Aug-2041	$20,000	$19,505	$13,495
	2.00%	Nov-2041	7,000	6,678	4,910
	2.25%	May-2041	42,000	43,219	31,032
	2.38%	Feb-2042	15,000	15,279	11,159
	3.00%	Aug-2052	20,000	18,178	15,537
	3.63%	Feb-2053	10,000	9,697	8,784
	3.88%	Feb-2043	105,000	105,190	97,083
	4.00%	Nov-2042	15,000	14,768	14,133
	4.13%	Aug-2053	40,000	37,035	38,460
	4.75%	Nov-2043- Nov 2053	20,000	20,062	21,055
Total United States Treasury Securities			$294,000	$289,611	$255,648

Total Fixed-Income Investments			$7,104,457	$7,180,147	$6,322,959

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[8] (Level 3)	$1	$—	$556
Total Equity Investment	$1	$—	$556

Schedule of Portfolio Investments

March 31, 2024 (dollars in thousands; unaudited)

Short-Term Investments (3.1% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Halkin Finance	5.33%[9]	Apr-2024	$40,000	$40,000	$40,000
Societe Generale	5.29%[9]	Apr-2024	40,000	40,000	40,000

Blackrock Federal Funds	5.20%[10]	Apr-2024	124,214	124,214	124,214
Total Short-Term Investments			$204,214	$204,214	$204,214

Total Investments			$7,308,672	$7,384,362	$6,527,729

Schedule of Portfolio Investments

March 31 2024 (dollars in thousands; unaudited)

Futures Contracts (Notional Amount 2.4% of net assets)

					Unrealized
	Number				Appreciation
Description	of Contracts	Expiration Date	Notional Amount	Market Value	(Depreciation)

Futures Long
CBOT Ultra Long U.S. Treasury	300	Jun-24	$119,065	$120,437	$1,372
CBOT U.S. Treasury	1000	Jun-24	37,993	38,700	707
Total Futures Contracts					$2,079

Schedule of Portfolio Investments

March 31 2024

Footnotes

1	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

2	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

3	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date. At period end, unfunded commitments totaled $388.6 million for which unrealized losses of $31.4 million are included in the related Value column of the Schedule of Portfolio Investments for such commitments.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

6	Date reflects the stated maturity date of the bond. However, the bond is subject to a mandatory tender for purchase in December 2027, which may be extended to December 2028 under certain conditions.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the effective yield at the time of purchase.

10	Rate indicated is the annualized 1-day yield as of March 31, 2024.

Key to abbreviations

M	Month

Y	Year

UST	U.S. Treasury

SOFR	Secured Overnight Financing Rate

Item 1. Schedule of Investments

(Schedule of Investments)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2024

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans, state public funds and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. The majority of the HIT’s assets are valued using evaluated prices provided by independent third-party pricing services that are approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued through exchange determined market pricing. For U.S. Treasury securities, independent pricing services generally base evaluated prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base evaluated prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base evaluated prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base evaluated prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations or independent third-party provider evaluated prices are deemed unreliable or not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant, or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on March 31, 2024, the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2024:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$118,988	$—	$118,988
Ginnie Mae Securities	—	1,649,556	—	1,649,556
Ginnie Mae Construction Securities	—	154,762	58,734	213,496
Fannie Mae Securities	—	2,930,023	—	2,930,023
Freddie Mac Securities	—	553,355	—	553,355
Commercial Mortgage-Backed Securities	—	7,938	—	7,938
State Housing Finance Agency Securities	—	425,699	—	425,699
Other Multifamily Investments
Direct Loans	—	—	183,143	183,143
Privately Insured Construction/Permanent Mortgages	—	3,621	—	3,621
Total Other Multifamily Investments	—	3,621	183,143	186,764
United States Treasury Securities	—	255,648	—	255,648
Equity Investments	—	—	556	556
Short-Term Investments	204,214	—	—	204,214
Other Financial Instruments[1]	—	(18,533)	25	(18,508)
Total Investment	$204,214	$6,081,057	$242,258	$6,527,729

Derivative Investments:	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts [2]	$2,079	—	—	$2,079
Total Derivative Investments	$2,079	—	—	$2,079

1.If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

2. Amounts shown represent unrealized appreciation (depreciation) at period end as presented in the Schedule of Investments. Only initial margin and variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2024.

	Investments in Securities ($ in thousands)
	Other Multifamily Investments	Ginnie Mae Construction Securities	Equity Investments	Other Financial Instruments	Total
Beginning balance, 12/31/2023	$263,321	$42,828	$334	$(171)	$309,312
Cost of Purchases	19,159	13,302	—	—	32,461
Paydowns/Settlements	(101,098)	—	—	—	(101,098)
Total Unrealized Gain(Loss)(a)	1,761	(396)	222	196	1,783
Ending balance, 3/31/2024	$183,143	$58,743	$556	$25	$242,458

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2024 totaled $1,783,000 and is included in the Statement of Operations.

For the three months ended March 31, 2024, there were no transfers in levels.

Level 3 securities primarily consist of Direct Loans and one Ginnie Mae Construction Security which were valued using evaluated prices provided by an independent, third-party pricing service as of March 31, 2024 employing a discounted cash flow model. Weighted average lives for the loans ranged from 0.16 to 3.89 years. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 93 to 365 basis points. For the Ginnie Mae Construction Security, weighted average life was 3.09 years. A change in unobservable inputs may impact the value of the loans or securities.

Federal Income Taxes

At March 31, 2024, investments for federal income tax purposes approximated book cost at amortized cost of $7,384,362,000.  Net unrealized losses aggregated $856,633,000 at period-end, of which $15,461,000 related to appreciated investments and $872,094,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also, in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of March 31, 2024, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2023	$571
Advances in 2024	4
Repayment by HIT Advisers in 2024	—
Ending Balance, 9/30/2023	$575

Building America

Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2023	$147
Advances in 2023	653
Repayment by BACDE in 2023	(250)
Ending Balance, 9/30/2023	$550

Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

$ in Thousands
As of March 31, 2024
Assets	$2,713
Liabilities	$2,157
Equity	$556

For the three months ended March 31, 2024
Income	$780
Expenses	(339)
Tax Expense	(115)
Net Income (Loss)	$326